Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2017
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Critical Accounting Estimates and Judgments
5.	Critical Accounting Estimates and Judgments

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates may differ from the actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(1)	Pension Benefits

The present value of the pension obligations is determined on an actuarial basis. When calculating the present value of defined pension obligations, the Company must apply judgments and estimates to determine a number of actuarial assumptions, including discount rate and future salary growth rate. Any changes in these assumptions could significantly impact the carrying amount of defined pension obligations. For relevant sensitivity analysis, please refer to Note 19.

(2)	Fair Value of Derivatives and Other Financial Instruments

The fair value of derivatives and other financial instruments that are not traded in active market is determined by using valuation techniques. The Group applies professional judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period. For valuing these derivatives and other financial instruments, the Group maximizes the use of observable market data where it is available and rely as little as possible on entity specific estimates. For sensitivity analyses, please refer to Note 37C (4).

(3)	Impairment of available-for-sale equity investments

The Company follows the guidance of IAS 39 to determine when an available-for-sale equity investment is impaired. This determination requires significant judgment. In making this judgment, the Company evaluates, among other factors, the duration and extent to which the fair value of an investment is less than its cost; and the financial health of and short-term business outlook for the investee. If the declines in fair value below cost were considered significant or prolonged, the Company would transfer the accumulated fair value adjustments recognized in equity on the impaired available-for-sale financial assets to the statement of comprehensive income. Please refer to Note 10.